Summary of Significant Accounting Policies - Summary of Quantitative Inputs and Assumptions Used for Items Categorized in Level 3 of Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 964,075	$ 218,225	$ 277,651
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 485,406	$ 0